[Graphic Representation Omitted--See Appendix]

Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund
Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Money Market Fund
Supplement to the Class A Shares Prospectus dated October 31, 1999

The Board of Directors of the Marshall Funds, Inc. has approved a change in the fees paid to Marshall & Ilsley Trust Company ("M&I Trust") for administrative services. Beginning September 15, 2000, each portfolio of the Marshall Funds will be assessed administrative fees separately based upon its average daily net assets, rather than based upon the aggregate assets of the Corporation. The new fee schedule for administrative services is as follows:

Administrative Fee	Average Daily Net Assets of each Fund
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

The fees paid to Federated Services Company for sub-administrative services will continue to be paid directly by M&I Trust, and not by the Funds.

This information should replace the information under the heading "Affiliate Services and Fees" in your prospectus. Also, attached to this supplement is a new fee table that should replace the information titled "Fees and Expenses of the Funds" in your prospectus.

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Class AShares.

	Equity Income Fund	Large-Cap Growth &Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering prices)
	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	4.75%	4.75%	None
Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%(2)	0.75%(2)	0.60%(2)	0.15%(2)
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.30%
Shareholder Servicing Fee	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%
Other Expenses	0.18%	0.19%	0.34%	0.20%	0.31%	0.26%	0.20%	0.16%	0.11%

Total Annual Fund Operating Expenses(1)	1.43%	1.44%	1.59%	1.45%	1.81%	1.76%	1.45%	1.26%	0.81%

(1) Although not contractually obligated to do so, the adviser and other service providers expect to waive certain amounts. The net expenses the Funds expect to pay for the fiscal year ending August 31, 2001 are shown below.

Total Annual Fund Operating Expenses (after waivers)	1.18%	1.19%	1.34%	1.20%	1.56%	1.50%	1.10%	0.95%	0.76%

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fees expected to be paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, and Money Market Fund (after the anticipated voluntary waivers) will be 0.99%, 0.65%, 0.54%, and 0.10% for the fiscal year ending August 31, 2001.
(3) The Shareholder Servicing Fee for each of the Funds (except Money Market Fund) is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the expected voluntary reduction) will be 0.00% for these Funds for the fiscal year ending August 31, 2001.
The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Equity Income Fund	Large-Cap Growth &Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Money Market Fund
1 Year	$ 712	$ 713	$ 727	$ 714	$ 748	$ 744	$ 616	$ 597	$ 83
3 Years	$1,001	$1,004	$1,048	$1,007	$1,112	$1,097	$ 912	$ 856	$ 259
5 Years	$1,312	$1,317	$1,391	$1,322	$1,499	$1,474	$1,230	$1,134	$ 450
10 Years	$2,190	$2,200	$2,356	$2,210	$2,579	$2,529	$2,128	$1,925	$1,002

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

August 11, 2000

Marshall Funds Investor
Services P.O. Box 1348
Milwaukee, WI 53201
1348 414-287-8555 or 800-236-FUND (3863)
Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services
1-800-209-3520
25709 (8/00)

Cusip 572353795	Cusip 572353761	Cusip 572353720
Cusip 572353787	Cusip 572353746	Cusip 572353738
Cusip 572353779	Cusip 572353753	Cusip 572353209

[Graphic Representation Omitted--See Appendix]

Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund
Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Intermediate Tax-Free Fund
Marshall Short-Term Income Fund
Marshall Money Market Fund
Supplement to the Class Y Shares Prospectus dated October 31, 1999

The Board of Directors of the Marshall Funds, Inc. has approved a change in the fees paid to Marshall & Ilsley Trust Company ("M&I Trust") for administrative services. Beginning September 15, 2000, each portfolio of the Marshall Funds will be assessed administrative fees separately based upon its average daily net assets, rather than based upon the aggregate assets of the Corporation. The new fee schedule for administrative services is as follows:

Administrative Fee	Average Daily Net Assets of each Fund
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

The fees paid to Federated Services Company for sub-administrative services will continue to be paid directly by M&I Trust, and not by the Funds.

This information should replace the information under the heading "Affiliate Services and Fees" in your prospectus. Also, attached to this supplement is a new fee table that should replace the information titled "Fees and Expenses of the Funds" in your prospectus.

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares.

	Equity Income Fund	Large-Cap Growth &Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund
Shareholder Fees (fees paid directly from your investment)
	None	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%(2)	0.75%(2)	0.60%(2)	0.60%(2)	0.60%(2)	0.15%(2)
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%
Other Expense	0.18%	0.19%	0.34%	0.20%	0.31%	0.26%	0.20%	0.16%	0.27%	0.24%	0.11%

Total Annual Fund Operating Expenses(1)	1.18%	1.19%	1.34%	1.20%	1.56%	1.51%	1.20%	1.01%	1.12%	1.09%	0.51%

(1) Although not contractually obligated to do so, the adviser and other service providers expect to waive certain amounts. The net expenses the Funds expect to pay for the fiscal year ending August 31, 2001 are shown below

Total Annual Fund Operating Expenses (after waivers)	1.18%	1.19%	1.34%	1.20%	1.56%	1.50%	0.87%	0.72%	0.62%	0.52%	0.46%

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fees expected to be paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund (after the anticipated voluntary waivers) will be 0.99%, 0.65%, 0.54%, 0.33%, 0.26% and 0.10% for the fiscal year ending August 31, 2001.

(3) The Shareholder Servicing Fee for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the expected voluntary reduction) will be 0.02% for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund for the fiscal year ending August 31, 2001.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Equity Income Fund	Large-Cap Growth &Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund
1 Year	$ 120	$ 121	$ 136	$ 122	$ 159	$ 154	$ 122	$ 103	$ 114	$ 111	$ 52
3 Years	$ 375	$ 378	$ 425	$ 381	$ 493	$ 477	$ 381	$ 322	$ 356	$ 347	$164
5 Years	$ 649	$ 654	$ 734	$ 660	$ 850	$ 824	$ 660	$ 558	$ 617	$ 601	$285
10 Years	$1,432	$1,443	$1,613	$1,455	$1,856	$1,802	$1,455	$1,236	$1,363	$1,329	$640

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

August 11, 2000

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
414-287-8555 or 800-236-FUND (3863)
Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services
1-800-209-3520
25710 (8/00)

	Cusip 572353878	Cusip 572353506
Cusip 572353886	Cusip 572353829	Cusip 572353845
Cusip 572353704	Cusip 572353837	Cusip 572353407
Cusip 572353860	Cusip 572353605	Cusip 572353100

[Graphic Representation Omitted--See Appendix]

Marshall International Stock Fund
(A Portfolio of Marshall Funds, Inc.)
Supplement to the Class I Shares Prospectus dated August 26, 1999, Revised December 1, 1999

The Board of Directors of the Marshall Funds, Inc. has approved a change in the fees paid to Marshall & Ilsley Trust Company ("M&I Trust") for administrative services. Beginning September 15, 2000, each portfolio of the Marshall Funds will be assessed administrative fees separately based upon its average daily net assets, rather than based upon the aggregate assets of the Corporation. The new fee schedule for administrative services is as follows:

Administrative Fee	Average Daily Net Assets of each Fund
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

The fees paid to Federated Services Company for sub-administrative services will continue to be paid directly by M&I Trust, and not by theFund. This information should replace the information under the heading "Affiliate Services and Fees" in your prospectus. Also, attached to this supplement is a new fee table that should replace the information titled "Fees and Expenses of the Fund" in your prospectus.

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	1.00%(2)
Distribution (12b-1) Fee	None
Shareholder Services Fee	None
Other Expenses	0.26%

Total Annual Fund Operating Expenses(1)	1.26%

(1) Although not contractually obligated to do so, the Adviser expects to waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2001 are shown below.
Total Annual Fund Operating Expenses (after waivers)	1.25%

(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.99% for the fiscal year ending August 31, 2001.

(3) The Shareholder Servicing Fee for each of the Funds (except Money Market Fund) is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the expected voluntary reduction) will be 0.00% for these Funds for the fiscal year ending August 31, 2001.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares
1 Year	$ 128
3 Years	$ 400
5 Years	$ 692
10 Years	$1,523

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

August 11, 2000

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
414-287-8555 or 800-236-FUND (3863)
Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services
1-800-209-3520
Cusip 572353712
25712 (8/00)

[Graphic Representation Omitted--See Appendix]

Marshall International Stock Fund
(A Portfolio of Marshall Funds, Inc.)
Supplement to the Class Y Shares Prospectus dated October 31, 1999, Revised May 31, 2000

The Board of Directors of the Marshall Funds, Inc. has approved a change in the fees paid to Marshall & Ilsley Trust Company ("M&I Trust") for administrative services. Beginning September 15, 2000, each portfolio of the Marshall Funds will be assessed administrative fees separately based upon its average daily net assets, rather than based upon the aggregate assets of the Corporation. The new fee schedule for administrative services is as follows:

Administrative Fee	Average Daily Net Assets of each Fund
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

The fees paid to Federated Services Company for sub-administrative services will continue to be paid directly by M&I Trust, and not by the Fund. This information should replace the information under the heading "Affiliate Services and Fees" in your prospectus. Also, attached to this supplement is a new fee table that should replace the information titled "Fees and Expenses of the Fund" in your prospectus.

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	1.00%(2)
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses	0.26%

Total Annual Fund Operating Expenses(1)	1.51%

(1) Although not contractually obligated to do so, the Adviser expects to waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2001 are shown below.
Total Annual Fund Operating Expenses (after waivers)	1.50%

(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.99% for the fiscal year ending August 31, 2001.

(3) The Shareholder Servicing Fee for each of the Funds (except Money Market Fund) is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the expected voluntary reduction) will be 0.00% for these Funds for the fiscal year ending August 31, 2001.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares
1 Year	$ 154
3 Years	$ 477
5 Years	$ 824
10 Years	$1,802

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

August 11, 2000

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
414-287-8555 or 800-236-FUND (3863)
Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services
1-800-209-3520
Cusip 572353837
25711 (8/00)

[Graphic Representation Omitted--See Appendix]

Marshall Money Market Fund
(A Portfolio of Marshall Funds, Inc.)
Supplement to the Class I Shares Prospectus dated March 1, 2000

The Board of Directors of the Marshall Funds, Inc. has approved a change in the fees paid to Marshall & Ilsley Trust Company ("M&I Trust") for administrative services. Beginning September 15, 2000, each portfolio of the Marshall Funds will be assessed administrative fees separately based upon its average daily net assets, rather than based upon the aggregate assets of the Corporation. The new fee schedule for administrative services is as follows:

Administrative Fee	Average Daily Net Assets of each Fund
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

The fees paid to Federated Services Company for sub-administrative services will continue to be paid directly by M&I Trust, and not by the Fund.

This information should replace the information under the heading "Affiliate Services and Fees" in your prospectus. Also, attached to this supplement is a new fee table that should replace the information titled "Fees and Expenses of the Fund" in your prospectus.

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	0.15%(2)
Distribution (12b-1) Fee	None
Shareholder Services Fee	None
Other Expenses	0.11%

Total Annual Fund Operating Expenses(1)	0.26%

(1) Although not contractually obligated to do so, the Adviser expects to waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2001 are shown below.
Total Annual Fund Operating Expenses (after waivers)	0.21%

(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.10% for the fiscal year ending August 31, 2001.

(3) The Shareholder Servicing Fee for each of the Funds (except Money Market Fund) is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the expected voluntary reduction) will be 0.00% for these Funds for the fiscal year ending August 31, 2001.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class I Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares
1 Year	$ 27
3 Years	$ 84
5 Years	$146
10 Years	$331

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

August 11, 2000

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
414-287-8555 or 800-236-FUND (3863)

Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services
1-800-209-3520
Cusip 572353696
25713 (8/00)